UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 1DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  01100442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England             May 8, 2003
-----------------------     ------------------------     -------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $ 242,704
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE
                                                            31-Mar-03



NAME OF                     TITLE OF                       VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
ISSUER                      CLASS           CUSIP         (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
------                      -----           -----         --------  -------  ---  -----  ----------   --------  ----  ------  ----
Everest Re Group Ltd        Common Stock    BMG3223R1088  $57,955                        Sole         N/A              X
PartnerRe Ltd               Common Stock    BMG6852T1053  $74,397                        Sole         N/A              X
Renaissance Re              Common Stock    BMG7496G1033  $78,226                        Sole         N/A              X
Willis Group Holdings Ltd   Common Stock    BMG966551084  $32,126                        Sole         N/A              X
                                                         $242,704









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